Total Equity - Other Components of Equity (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Components of Equity
Equity at beginning of period	€ 28,877	€ 30,822	€ 28,877	€ 25,573
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		(2,751)	483	898
Equity at end of period	28,807	29,928	30,822	28,877
Other Components Of Equity [Member]
Other Components of Equity
Equity at beginning of period	1,234	1,770	1,234	347
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		(2,781)	536	887
Equity at end of period		(1,011)	1,770	1,234
Exchange differences
Other Components of Equity
Equity at beginning of period	1,239	1,776	1,239	330
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		(2,791)	537	910
Equity at end of period		(1,015)	1,776	1,239
Reserve of cash flow hedges
Other Components of Equity
Equity at beginning of period	€ (5)	(6)	(5)	18
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		10	(1)	(23)
Equity at end of period		€ 4	€ (6)	€ (5)